EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS

NOTE 14 – EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS (UNAUDITED)

a.	As mentioned in Note 2(o), the Company was entitled to receive an additional €1.4 million ($1.5 million) in grant funding from the EIC, which was received in May 2023

b.

On June 30, 2023, the Company entered into a non-binding term sheet with Wellbeing Group Ltd. (“Wellbeing”), as amended, for the sale of VB-601 and MOSPD2-related assets (“VB-601 Asset”) to Wellbeing, or one of their assignees, for total consideration of up to $5 million plus royalties. The offer consists of a $250,000 upfront payment to be paid upon closing, up to a total of $4.75 million in clinical and commercial milestones, and a low to mid single digit percentage tiered royalty on annual net sales above $50 million. In addition, the sale of the VB-601 Asset would qualify as a related party transaction requiring audit committee and board of directors approval. The closing of the sale of the VB-601 Asset would be subject to the separate approval of the Company’s shareholders.

c.	On July 28, 2023, 7,400,000 pre-funded warrants to purchase VBL Ordinary Shares were exercised via cashless exercise, resulting in the issuance of 7,140,350 VBL Ordinary Shares.